Virtus KAR International Small-Cap Fund,

a series of Virtus Opportunities Trust

Supplement dated December 31, 2018 to the

Prospectuses dated January 29, 2018, as supplemented

Important Notice To Investors

Effective December 31, 2018, Craig Stone is no longer a portfolio manager of KAR International Small-Cap Fund (the “Fund”). In addition, Hyung Kim is added as a portfolio manager of the Fund. The resulting disclosure changes to the Fund’s prospectuses are described below.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>        Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since December 2018.

>        Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in September 2012.

In the section “Portfolio Management” beginning on page 186 of the statutory prospectus, the table under the subheading “KAR” is hereby replaced with the following:

Virtus KAR Emerging Markets Small-Cap Fund	Hyung Kim (since April 2017) Craig Thrasher, CFA (since the fund’s inception in December 2013)
Virtus KAR International Small-Cap Fund	Hyung Kim (since December 2018) Craig Thrasher, CFA (since the fund’s inception in September 2013)

The portfolio manager biographies under the referenced table are hereby amended by removing the reference to Mr. Stone.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus KAR International Small-Cap,

a series of Virtus Opportunities Trust

Supplement dated December 31, 2018 to the

Statement of Additional Information (“SAI”) dated December 18, 2018

Important Notice to Investors

Effective December 31, 2018, Craig Stone is no longer a portfolio manager of KAR International Small-Cap Fund (the “Fund”). In addition, Hyung Kim is added as a portfolio manager of the Fund. The resulting disclosure changes to the Virtus Opportunities Trust SAI are described below.

The disclosure in the table under “Portfolio Managers” beginning on page 99 of the SAI is hereby amended by removing the reference to Mr. Stone and adding Mr. Kim as a Portfolio Manager of the Fund.

The disclosure in the table under “Other Accounts Managed (No Performance-Based Fees)” beginning on page 101 of the SAI is hereby amended by removing the reference to Mr. Stone and adding the amended information below for Mr. Kim. In addition, an associated footnote is hereby added to the table:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Hyung Kim *	1	$33 million	0	N/A	0	N/A

*As of September 30, 2018.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 103 of the SAI is hereby amended by removing the reference to Mr. Stone and adding the amended information below for Mr. Kim. In addition, an associated footnote is hereby added to the table:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Hyung Kim *	EM Small-Cap Fund – $10,001-$50,000
International Small-Cap Fund – None

*As of September 30, 2018.

Investors should retain this supplement with the SAI for future reference.